Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 657,107	$ 792,888	$ 735,333
Net carrying value of sold on fixed assets	1,410
Gain on sale of fixed assets	2,557
Amortization expense	$ 58,778	$ 32,087	$ 32,349